Related parties - Transactions with other related parties and directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Directors fees	$ 1.1	$ 1.2	$ 1.3
Share-based compensation	1.7
Other related parties
Disclosure of transactions between related parties [line items]
Income from voyages and related services	19.5	16.8	8.1
Operating expenses and cost of services	1.4	5.0	7.3
Finance expenses	$ 4.4	$ 7.7	$ 5.4